                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-5514

                      (Investment Company Act File Number)

                               MTB Group of Funds
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           C. Grant Anderson, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 12/31/05

            Date of Reporting Period: Fiscal year ended 12/31/05

Item 1.     Reports to Stockholders

[Logo of MTB Group of Funds]

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

ANNUAL REPORT: December 31, 2005

MTB Funds

Large Cap Growth Fund II
Large Cap Value Fund II
Managed Allocation Fund – Conservative Growth II
Managed Allocation Fund – Moderate Growth II
Managed Allocation Fund – Aggressive Growth II

[Logo of MTB Group of Funds]

CONTENTS

Management Discussion of Fund Performance	1

Shareholder Expense Example	6

Portfolios of Investments	7

Statements of Assets and Liabilities	17

Statements of Operations	18

Statements of Changes in Net Assets	20

Financial Highlights	22

Notes to Financial Statements	24

Report of Independent Registered Public Accounting Firm	29

Board of Trustees and Trust Officers	30

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

MTB LARGE CAP GROWTH FUND II

Q. How did the MTB Large Cap Growth Fund II perform this year?

A. For the year ended December 31, 2005, the MTB Large Cap Growth Fund II under performed the Standard & Poor’s 500/Citigroup Growth Index (S&P 500/Citigroup Growth).* 2005 was a challenging year. Early in the year we fell behind the benchmark. This weak performance was attributed to our position in the energy sector. We ended 2004 properly positioned with an over weight position in energy, however a 6% position in Exxon Mobil was added to our benchmark in 2005. We systematically built a position in Exxon throughout the quarter, but being underweight in Exxon during the quarter detracted from the Fund’s performance. Our performance improved over the ensuing quarters only to fall short of our goal because of an Industrial investment in Chicago Bridge and Iron. An accounting irregularity delayed the release of their third quarter earnings, which caused the stock to sharply decline, hampering the Fund’s returns in the process.

Q. What material factors positively affected the Fund’s performance during 2005?

A. The sector with the largest contribution to overall performance in 2005 was the technology sector. After a sluggish 2004, the tech industry rebounded nicely in 2005, and the fund benefited from significant positions in three well-managed companies that serve niche markets. Motorola provided us with solid returns derived from the success of a new cell phone, as well as key management appointments. Jabil Circuits is an electronic manufacturing company that is used as an outsourcing manufacturer by large clients like IBM and Cisco Systems. Another company that contributed to the fund’s performance is Corning, who manufactures the glass that is used for flat-screen television sets. We anticipate strong performance from Corning in 2006 as well, as the costs of these television sets should drop, which should result in increased sales.

Q. What material factors negatively affected this Fund’s performance during 2005?

A. The two factors, that led to disappointing 2005 results were our underweight position in Exxon Mobil in the first quarter, and our purchase of Chicago Bridge and Iron in the latter part of the year. Each investment had a dramatic impact to the Fund’s overall performance in 2005.

Q. What other management decisions positively or negatively affected performance during 2005?

A. The Fund had several equities that performed well in 2005. We appropriately overweighted the oil service sector with investments in Nabors Industries and Weatherford International, which added to the Fund’s performance. Likewise our investment in Express Scripts, a mail order pharmaceutical company, appreciated over 100%.

*The S&P 500/Citigroup Growth Index is an unmanaged capitalization-weighted index of stocks in the Standard & Poor’s 500 Index having the highest price-to-book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Growth Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Growth Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2005, compared to the Standard and Poor’s 500 Index (S&P 500), Standard and Poor’s 500/Citigroup Growth Index (S&P 500/CG) and Lipper Large Cap Growth Funds Average (LLCGFA).2,3

Average Annual Total Return for the Period Ended December 31, 2005

One Year	2.02%
Start of Performance (5/31/2002)	1.40%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the S&P 500/CG have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/CG Index is an unmanaged market capitalization-weighted index of the stocks in the S&P 500 Index having the highest price to book ratios. Lipper figures represent the average total returns reported by all mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges. Investments cannot be made in an index.

3	The S&P 500, LLCGFA and the S&P 500/CG are not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities Exchange Commission (SEC) requires to be reflected in the Fund’s performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

MTB LARGE CAP VALUE FUND II

Q. How did the MTB Large Cap Value Fund II perform this year?

A. In 2005, the equity markets have performed surprisingly well considering the pressures investors faced such as surging oil and commodity prices, the worst natural disaster in U.S. history in Hurricane Katrina, and the Federal Reserve (“Fed”) tightening short-term interest rates eight times. MTB Large Cap Value Fund II posted solid gains that exceeded both the general U.S. equity market (S&P 500 Index) and the Standard & Poor’s 500/Citigroup Value Index for 2005.

Q. What material factors positively affected the Fund’s performance during 2005?

A. Our investments in the energy sector were stellar performers for most of the year, driven by strong fundamentals and the sharp rise in oil prices. We continue to favor the exploration & production companies such as Kerr-McGee Corp. and Noble Energy Inc. based on strong fundamentals, continuing attractive valuations (even assuming lower commodity prices), and projected catalysts. Several other investments in the Fund also reported strong gains after announcing corporate restructuring initiatives, merger and acquisition activity, or share buybacks that generated value to shareholders.

Q. What material factors negatively affected the Fund’s performance during 2005?

A. Many of our financial holdings were under pressure for most of the period because of a persistently flat yield curve that depressed net interest margins, and concerns of a slowdown in mortgage activity. Mortgage originator Countrywide Financial and Federal National Mortgage Association (“Fannie Mae”), which invests in mortgages as well as guaranteeing them, were both negatively impacted by investor concerns about the industry outlook. Also negatively impacting relative performance was our minimal exposure to the utility sector, which had a strong gain for the year.

Q. What other management decisions positively or negatively affected performance during 2005?

A. The Fund is underweighted in several economic sector groups relative to its Benchmark. Positively impacting relative performance during the year was an underweighting in Consumer Discretionary stocks; an underweighting based on concerns of slowing U.S. consumer spending. An underweighting in Financial stocks has also helped relative performance. NWQ Investment Management Company LLC (NWQ), the fund’s sub-advisor, has reduced its Finance exposure over the last two years given concerns of rising interest rates and a flattening yield curve. An underweighting in Electric Utilities, a decision based on valuations, negatively affected relative performance for 2005.

*The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/Citigroup Value Index is an unmanaged market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

Growth of a $10,000 Investment in MTB Large Cap Value Fund II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Large Cap Value Fund II (the “Fund”) from May 31, 2002 (start of performance) to December 31, 2005, compared to the Standard and Poor’s 500/Citigroup Value Index (S&P 500/CV) and Lipper Large Cap Value Fund Average (LLCGVFA).2,3

Average Annual Total Return for the Period Ended December 31, 2005

One Year	10.29%
Start of Performance (5/31/2002)	6.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500/CV and LLCVFA has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500/CV Index is an unmanaged market capitalization-weighted index of the stocks in the S&P 500 Index having the lowest price to book ratios. Lipper figures represent the average total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

3	The S&P 500/CV and LLCVFA is not adjusted to reflect taxes, sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

Q. How did the MTB Managed Allocation Fund – Conservative Growth II perform this year?

A. The fund’s inception date was in May of 2005 and since that time it returned a little over 3.00% to investors (based on NAV). During the fourth quarter of 2005, the fund performed well. Within the equity component of the fund, the MTB International Equity Fund and the MTB Large Cap Value Fund all outperformed their respective indexes (MSCI-EAFE Index and S&P/Citigroup Value Index).* Within the fixed income component the MTB Intermediate-Term Bond Fund matched the performance (NAV basis) of the Lehman Brothers Aggregate Bond Index and beat that of the Lehman Brothers Intermediate Government/Corporate Index during the fourth quarter.**

Q. What material factors positively affected the Fund’s performance during 2005?

A. The fund’s 11% stake in domestic mid and small cap and international stock holdings*** (roughly 42% of the equity holdings) was a positive factor impacting performance as both non-large cap domestic and international stocks outperformed domestic large cap stocks again in 2005.

Q. What material factors negatively affected the Fund’s performance during 2005?

A. Besides the lackluster performance of the entire fixed income market during the fourth quarter and in the latter half of the year, there were no material negative factors affecting this fund’s performance.

*	The MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The S&P 500/Citigronp Value Index is an unmanaged market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

**	The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. Investments cannot be made in an index.

***	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. International investing involves special risks including currency risk, increased volatility of foreign securities political risks, and differences in auditing and other financial standards.

Growth of a $10,000 Investment in MTB Managed Allocation Fund – Conservative Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Conservative Growth II (the “Fund”) from May 3, 2005 (start of performance) to December 31, 2005, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2,3

Average Annual Total Return for the Period Ended December 31, 2005

Start of Performance (5/31/2005)	3.24%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Investments cannot be made in an index.

3	The S&P 500 and LBAB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II

Q. How did the MTB Managed Allocation Fund – Moderate Growth II perform this year?

A. With the exception of the MTB Large Cap Value Fund, the fund’s domestic and international holdings underperformed their respective indexes for the year in 2005. Nonetheless, this risk-managed, balanced fund managed to post a return within 91 basis points of the S&P 500* for the year. Helping it accomplish this result was the maintenance of a short duration portfolio within the fixed income components.** Intermediate bond exposures slightly under-performed these shorter term funds within the portfolio.

Q. What material factors positively affected the Fund’s performance during 2005?

A. The fund’s 27% stake in domestic mid and small cap and international stock holdings (roughly 42% of the equity holdings) was a positive factor impacting performance as both non-large cap domestic and international stocks outperformed domestic large cap stocks again in 2005.***

Q. What material factors negatively affected the Fund’s performance during 2005?

A. The MTB Large Cap Growth Fund, which underperformed it’s index and group average in 2005 was the largest negative contributor to performance.

*	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments cannot be made in an index.

**	Duration is a measure of a security’s price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.

***	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards

Growth of a $10,000 Investment in MTB Managed Allocation Fund – Moderate Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Moderate Growth II (the “Fund”) from June 17, 2002 (start of performance) to December 31, 2005, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2,3

Average Annual Total Return for the Period Ended December 31, 2005

One Year	4.00%
Start of Performance (6/17/2002)	5.39%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Investments cannot be made in an index.

3	The S&P 500 and LBAB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

Q. How did the MTB Managed Allocation Fund – Aggressive Growth II perform this year?

A. The fund’s inception date was in May of 2005 and since that time it returned a little over 8.00% to investors (based on NAV). During the fourth quarter of 2005, the fund performed well. Within the equity component of the fund the MTB International Equity Fund and the MTB Large Cap Value Fund both outperformed their respective indexes (MSCI-EAFE Index and S&P/Citigroup Value Index).* Within the fixed income component the MTB Intermediate Term Bond Fund matched the performance (NAV basis) of the Lehman Brothers Aggregate Bond Index and beat that of the Lehman Brothers Intermediate Government/Corporate Index during the fourth quarter.**

Q. What material factors positively affected the Fund’s performance during 2005?

A. The fund’s 38% stake in domestic mid and small cap and international stock holdings (roughly 41% of the equity holdings) was a positive factor impacting performance as both non-large cap domestic and international stocks outperformed domestic large cap stocks again in 2005.***

Q. What material factors negatively affected the Fund’s performance during 2005?

A. The fund’s exposure to the MTB Small Cap Growth Fund was the only actual negative performing asset during the fourth quarter.

*	The MSCI Europe, Australasia and Far East Index (EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. The S&P 500/Citigroup Value Index is an unmanaged market capitalization-weighted index of the stocks in the Standard & Poor’s 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Investments cannot be made in an index.

**	The Lehman Brothers Aggregate Bond Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. The Lehman Brothers Intermediate Government/Corporate Index is an unmanaged market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and ten years. Investments cannot be made in an index.

***	Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks. International investing involves special risks including currency risk, increased volatility of foreign securities, political risks, and differences in auditing and other financial standards.

Growth of a $10,000 Investment in MTB Managed Allocation Fund – Aggressive Growth II

The graph below illustrates the hypothetical investment of $10,0001 in the MTB Managed Allocation Fund – Aggressive Growth II (the “Fund”) from May 3, 2005 (start of performance) to December 31, 2005, compared to the Standard and Poor’s 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (LBAB).2,3

Average Annual Total Return for the Period Ended December 31, 2005

Start of Performance (5/3/2005)	8.18%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance of a variable investment option changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance, contact your insurance company. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares are available exclusively as a funding vehicle for life insurance companies writing variable life insurance policies and variable annuity contracts.

1	The Fund’s performance assumes the reinvestment of all dividends and distributions. The S&P 500 and LBAB have been adjusted to reflect reinvestment of dividends on securities in the indexes.
2	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The LBAB Index is an unmanaged index composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Investments cannot be made in an index.

3	The S&P 500 and LBAB are not adjusted to reflect taxes, sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund’s performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other variable investment options. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. Please refer to the variable insurance product prospectus for a complete listing of these expenses.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 7/1/2005	Ending Account Value 12/31/2005	Expenses Paid During Period[1]

MTB LARGE CAP GROWTH FUND II
Actual	$1,000	$1,045.40	$5.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.09

MTB LARGE CAP VALUE FUND II
Actual	$1,000	$1,095.30	$5.28
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.16	$5.09

MTB MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II
Actual	$1,000	$1,022.20	$3.77
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77

MTB MANAGED ALLOCATION FUND – MODERATE GROWTH II
Actual	$1,000	$1,042.00	$3.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77

MTB MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II
Actual	$1,000	$1,058.50	$3.84
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.48	$3.77

EXPENSES:
[1]Expenses are equal to the Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

LARGE CAP GROWTH FUND II	1.00%

LARGE CAP VALUE FUND II	1.00%

MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II	0.74%

MANAGED ALLOCATION FUND – MODERATE GROWTH II	0.74%

MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II	0.74%

PORTFOLIO OF INVESTMENTS

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Growth Fund II

At December 31, 2005, the Fund’s sector classification1 was as follows:

EQUITIES	Percentage of Total Net Assets

Oil, Gas & Consumable Fuels	9.9%

Pharmaceuticals	9.9%

Communications Equipment	6.0%

Software	5.5%

Biotechnology	5.1%

Computers & Peripherals	4.9%

Specialty Retail	4.8%

Household Products	4.4%

Industrial Conglomerates	4.4%

Health Care Equipment & Supplies	4.2%

Energy Equipment & Services	3.8%

Semiconductor Equipment & Products	3.3%

Beverages	3.1%

Food & Staples Retailing	3.0%

Insurance	2.9%

Health Care Providers & Services	2.4%

Capital Markets	2.3%

Consumer Finance	1.9%

Machinery	1.9%

Tobacco	1.8%

Multiline Retail	1.5%

Commercial Banks	1.3%

Internet & Catalog Retail	1.2%

Electronic Equipment & Instruments	1.1%

Aerospace & Defense	1.0%

Air Freight & Logistics	1.0%

Food Products	1.0%

Media	1.0%

Electrical Equipment	0.9%

Textiles, Apparel & Luxury Goods	0.9%

Hotels, Restaurants & Leisure	0.5%

Personal Products	0.5%

Metals & Mining	0.3%

Cash Equivalents[2]	2.7%

Other Assets and Liabilities – Net[3]	(0.4)%

TOTAL	100%

1	Except for Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Cash Equivalents includes investments in money market mutual funds and/or in overnight repurchase agreements.
3	See Statement of Assets and Liabilities.

PORTFOLIOS OF INVESTMENTS

MTB Large Cap Growth Fund II

Description	Shares	Value

COMMON STOCKS – 97.7%
AEROSPACE & DEFENSE – 1.0%
United Technologies Corp.	900	$50,319

AIR FREIGHT & LOGISTICS – 1.0%
United Parcel Service, Inc.	700	52,605

BEVERAGES – 3.1%
Coca-Cola Co.	950	38,294

PepsiCo, Inc.	2,000	118,160

TOTAL BEVERAGES		$156,454

BIOTECHNOLOGY – 5.1%
[1]Affymetrix, Inc.	900	42,975

[1]Amgen, Inc.	1,700	134,062

[1]Biogen Idec, Inc.	1,200	54,396

[1]Gilead Sciences, Inc.	500	26,315

TOTAL BIOTECHNOLOGY		$257,748

CAPITAL MARKETS – 2.3%
Lehman Brothers Holdings, Inc.	500	64,085

Morgan Stanley	900	51,066

TOTAL CAPITAL MARKETS		$115,151

COMMERCIAL BANKS – 1.3%
Zions Bancorp	900	68,004

COMMUNICATIONS EQUIPMENT – 6.0%
[1]Cisco Systems, Inc.	5,900	101,008

[1]Corning, Inc.	2,900	57,014

Harris Corp.	500	21,505

Motorola, Inc.	2,300	51,957

Qualcomm, Inc.	1,700	73,236

TOTAL COMMUNICATIONS EQUIPMENT		$304,720

COMPUTERS & PERIPHERALS – 4.9%
[1]Apple Computer, Inc.	400	28,756

[1]Dell, Inc.	1,900	56,981

EMC Corp. Mass	3,200	43,584

IBM Corp.	1,450	119,190

TOTAL COMPUTERS & PERIPHERALS		$248,511

CONSUMER FINANCE – 1.9%
American Express Co.	1,000	51,460

Capital One Financial Corp.	500	43,200

TOTAL CONSUMER FINANCE		$94,660

Description	Shares	Value

ELECTRICAL EQUIPMENT – 0.9%
Rockwell Automation, Inc.	800	$47,328

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 1.1%
[1]Jabil Circuit, Inc.	1,500	55,635

ENERGY EQUIPMENT& SERVICES – 3.8%
ENSCO International, Inc.	1,000	44,350

[1]Nabors Industries Ltd.	900	68,175

Schlumberger Ltd.	250	24,287

[1]Weatherford International Ltd.	1,600	57,920

TOTAL ENERGY EQUIPMENT & SERVICES		$194,732

FOOD & STAPLES RETAILING – 3.0%
Sysco Corp.	1,700	52,785

Wal-Mart Stores, Inc.	2,100	98,280

TOTAL FOOD & STAPLES RETAILING		$151,065

FOOD PRODUCTS – 1.0%
General Mills, Inc.	550	27,126

McCormick & Co., Inc.	800	24,736

TOTAL FOOD PRODUCTS		$51,862

HEALTH CARE EQUIPMENT& SUPPLIES – 4.2%
[1]Kinetic Concepts, Inc.	1,100	43,736

Medtronic, Inc.	1,300	74,841

Varian Medical Systems, Inc.	800	40,272

[1]Zimmer Holdings, Inc.	800	53,952

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$212,801

HEALTH CARE PROVIDERS & SERVICES – 2.4%
[1]Caremark Rx, Inc.	700	36,253

[1]Express Scripts, Inc., Class A	400	33,520

UnitedHealth Group, Inc.	880	54,683

TOTAL HEALTH CARE PROVIDERS & SERVICES		$124,456

HOTELS, RESTAURANTS & LEISURE – 0.5%
Outback Steakhouse, Inc.	600	24,966

HOUSEHOLD PRODUCTS – 4.4%
Colgate-Palmolive Co.	700	38,395

Procter & Gamble Co.	3,200	185,216

TOTAL HOUSEHOLD PRODUCTS		$223,611

Description	Shares	Value

INDUSTRIAL CONGLOMERATES – 4.4%
3M Co.	650	$50,375

General Electric Co.	5,000	175,250

TOTAL INDUSTRIAL CONGLOMERATES		$225,625

INSURANCE – 2.9%
Ambac Financial Group, Inc.	650	50,089

American International Group, Inc.	1,400	95,522

TOTAL INSURANCE		$145,611

INTERNET & CATALOG RETAIL – 1.2%
[1]eBay, Inc.	1,400	60,550

MACHINERY – 1.9%
Caterpillar, Inc.	900	51,993

Graco, Inc.	1,250	45,600

TOTAL MACHINERY		$97,593

MEDIA – 1.0%
Time Warner, Inc.	2,900	50,576

METALS & MINING – 0.3%
Fording Canadian Coal Trust	400	13,828

MULTILINE RETAIL – 1.5%
Target Corp.	1,350	74,209

OIL, GAS & CONSUMABLE
FUELS – 9.9%
Burlington Resources, Inc.	300	25,860

CONSOL Energy, Inc.	400	26,072

Chevron Corp.	1,300	73,801

ConocoPhillips	900	52,362

EOG Resources, Inc.	300	22,011

Exxon Mobil Corp.	4,200	235,914

Peabody Energy Corp.	300	24,726

XTO Energy, Inc.	1,000	43,940

TOTAL OIL, GAS & CONSUMABLE FUELS		$504,686

PERSONAL PRODUCTS – 0.5%
Estee Lauder Cos., Inc., Class A	700	23,436

PHARMACEUTICALS – 9.9%
Abbott Laboratories	1,150	45,345

Eli Lilly & Co.	500	28,295

Johnson & Johnson	2,800	168,280

Novartis AG, ADR	950	49,856

Pfizer, Inc.	6,700	156,244

Wyeth	1,200	55,284

TOTAL PHARMACEUTICALS		$503,304

Description	Shares	Value

SEMICONDUCTOR EQUIPMENT &
PRODUCTS–3.3%
[1]Advanced Micro Devices, Inc.	1,000	$30,600

Intel Corp.	2,900	72,384

[1]International Rectifier Corp.	800	25,520

Texas Instruments, Inc.	1,150	36,881

TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS		$165,385

SOFTWARE–5.5%
[1]Electronic Arts, Inc.	500	26,155

Microsoft Corp.	8,800	230,120

[1]Oracle Corp.	2,000	24,420

TOTAL SOFTWARE		$280,695

SPECIALTY RETAIL – 4.8%
[1]Bed Bath & Beyond, Inc.	600	21,690

Best Buy Co., Inc.	300	13,044

Home Depot, Inc.	2,700	109,296

Lowe’s Cos., Inc.	700	46,662

PetSmart, Inc.	2,000	51,320

TOTAL SPECIALTY RETAIL		$242,012

TEXTILES, APPAREL & LUXURY GOODS – 0.9%
[1]Coach, Inc.	700	23,338

Nike, Inc., Class B	250	21,698

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$45,036

TOBACCO–1.8%
Altria Group, Inc.	1,200	89,664

TOTAL COMMON STOCKS
(IDENTIFIED COST $4,640,756)		$4,956,838

MUTUAL FUNDS – 2.7%
2MTB Prime Money Market Fund,
Institutional Shares	135,192	135,192

SSGA Money Market Fund	8	8

TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)		$135,200

TOTAL INVESTMENTS – 100.4%
(IDENTIFIED COST $4,775,956)		$5,092,038

OTHER ASSETS AND LIABILITIES – NET – (0.4)%		$(21,492)

TOTAL NET ASSETS – 100%		$5,070,546

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Large Cap Value Fund II

At December 31, 2005, the Fund’s sector classification1 was as follows:

Percentage of
SECTOR	Total Net Assets

Oil, Gas & Consumable Fuels	11.1%

Aerospace & Defense	7.8%

Thrifts & Mortgage Finance	7.8%

Insurance	7.7%

Software	6.7%

Metals & Mining	6.4%

Tobacco	5.3%

Commercial Banks	5.1%

Diversified Financial Services	4.9%

Media	4.6%

Diversified Telecommunication Services	3.2%

Household Products	2.9%

Commercial Services and Supplies	2.5%

Road & Rail	2.3%

Health Care Providers & Services	2.1%

Machinery	2.1%

Wireless Telecommunication Services	2.0%

Communications Equipment	1.8%

Multi-Utilities	1.7%

Electronic Equipment & Instruments	1.4%

Paper & Forest Products	1.2%

Food & Staples Retailing	1.0%

Pooled Investment Vehicles[2]	1.0%

Cash Equivalents[3]	7.7%

Other Assets and Liabilities – Net[4]	(0.3)%

TOTAL	100%

1	Except for Pooled Investment Vehicles and Cash Equivalents, sector classifications are based upon and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.
2	Pooled Investment Vehicles are publicly-traded entities designed to provide investment results that generally correspond to the price and yield performance, before fees and expenses, of a securities index, such as the S&P 500.
3	Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements.
4	See Statement of Assets and Liabilities.

MTB Large Cap Value Fund II

Description	Shares	Value

COMMON STOCKS – 91.6%
AEROSPACE & DEFENSE – 7.8%
Lockheed Martin Corp.	2,900	$184,527

Northrop Grumman Corp.	2,900	174,319

Raytheon Co.	3,300	132,495

TOTAL AEROSPACE & DEFENSE		$491,341

COMMERCIAL BANKS – 5.1%
Wachovia Corp.	2,400	126,864

Wells Fargo & Co.	3,054	191,883

TOTAL COMMERCIAL BANKS		$318,747

COMMERCIAL SERVICES & SUPPLIES – 2.5%
Pitney Bowes, Inc.	3,700	156,325

COMMUNICATIONS EQUIPMENT – 1.8%
Motorola, Inc.	5,000	112,950

DIVERSIFIED FINANCIAL SERVICES – 4.9%
Citigroup, Inc.	3,235	156,995

J.P. Morgan Chase & Co.	3,700	146,853

TOTAL DIVERSIFIED FINANCIAL SERVICES		$303,848

DIVERSIFIED TELECOMMUNICATION
SERVICES – 3.2%
AT&T, Inc.	4,900	120,001

Verizon Communications	2,740	82,529

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$202,530

ELECTRONIC EQUIPMENT &
INSTRUMENTS – 1.4%
[1]Agilent Technologies, Inc.	2,685	89,384

FOOD & STAPLES RETAILING – 1.0%
Albertsons, Inc.	2,800	59,780

HEALTH CARE PROVIDERS & SERVICES – 2.1%
Aetna, Inc.	1,400	132,034

HOUSEHOLD PRODUCTS – 2.9%
Kimberly-Clark Corp.	3,065	182,827

INSURANCE – 7.7%
AON Corp.	3,000	107,850

Genworth Financial, Inc., Class A	2,700	93,366

Hartford Financial Services Group, Inc.	1,800	154,602

Radian Group, Inc.	2,200	128,898

TOTAL INSURANCE		$484,716

Description	Shares	Value

MACHINERY – 2.1%
Ingersoll-Rand Co., Class A	3,200	$129,184

MEDIA – 4.6%
[1]Liberty Media Corp., Class A	9,200	72,404

Viacom, Inc., Class B	6,580	214,508

TOTAL MEDIA		$286,912

METALS & MINING – 6.4%
Barrick Gold Corp.	6,300	175,581

POSCO, ADR	1,200	59,412

Rio Tinto PLC, ADR	900	164,511

TOTAL METALS & MINING		$399,504

MULTI-UTILITIES – 1.7%
Dominion Resources, Inc.	1,400	108,080

OIL, GAS & CONSUMABLE FUELS – 11.1%
Burlington Resources, Inc.	1,000	86,200

ConocoPhillips	1,608	93,553

Kerr-McGee Corp.	3,458	314,194

Noble Energy, Inc.	5,000	201,500

TOTAL OIL, GAS & CONSUMABLE FUELS		$695,447

PAPER & FOREST PRODUCTS – 1.2%
International Paper Co.	2,300	77,303

ROAD & RAIL – 2.3%
Union Pacific Corp.	1,800	144,918

SOFTWARE – 6.7%
Computer Associates International, Inc.	9,600	270,624

Microsoft Corp.	5,700	149,055

TOTAL SOFTWARE		$419,679

THRIFTS & MORTGAGE FINANCE – 7.8%
Countrywide Financial Corp.	5,740	196,251

Federal National Mortgage Association	3,984	194,459

MGIC Investment Corp.	1,500	98,730

TOTAL THRIFTS & MORTGAGE FINANCE		$489,440

TOBACCO – 5.3%
Altria Group, Inc.	2,770	206,974

Loews Corp.	1,300	123,305

TOTAL TOBACCO		$330,279

Description	Shares	Value

WIRELESS TELECOMMUNICATION
SERVICES – 2.0%
Sprint Nextel Corp.	5,300	$123,808

TOTAL COMMON STOCKS
(IDENTIFIED COST $5,089,257)		$5,739,036

POOLED INVESTMENT VEHICLES – 1.0%

S&P DEPOSITARY RECEIPTS TRUST, SPDR
(IDENTIFIED COST $59,118)	500	$62,255

Description	Shares	Value

MUTUAL FUNDS – 7.7%
2MTB Prime Money Market Fund,
Institutional Shares (AT NET ASSET VALUE)	479,283	$479,283

TOTAL INVESTMENTS – 100.3%
(IDENTIFIED COST $5,627,658)		$6,280,574

OTHER ASSETS AND LIABILITIES – NET – (0.3)%		$(18,798)

TOTAL NET ASSETS – 100%		$6,261,776

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Conservative Growth II

At December 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Short Duration Government Bond Fund	26.3%

MTB Short-Term Corporate Bond Fund	21.1%

MTB Prime Money Market Fund	12.6%

MTB U.S. Government Bond Fund	12.6%

MTB Intermediate-Term Bond Fund	8.4%

MTB Large Cap Stock Fund	7.3%

MTB International Equity Fund	6.3%

MTB Large Cap Value Fund	5.3%

MTB Equity Income Fund	3.1%

MTB Small Cap Stock Fund	3.1%

MTB Mid Cap Stock Fund	2.1%

Other Assets and Liabilities – Net[2]	(8.2)%

TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	See Statements of Assets and Liabilities.
Description	Shares	Value

MUTUAL FUNDS – 108.2%[2]
EQUITY FUNDS – 27.2%
MTB Equity Income Fund,
Institutional I Shares	1,781	$14,180

MTB International Equity Fund,
Institutional I Shares	2,669	28,350

MTB Large Cap Stock Fund,
Institutional I Shares	4,011	33,171

MTB Large Cap Value Fund,
Institutional I Shares	2,031	23,737

MTB Mid Cap Stock Fund,
Institutional I Shares	628	9,468

MTB Small Cap Stock Fund,
Institutional I Shares	1,609	14,173

TOTAL EQUITY FUNDS		$123,079

Description	Shares	Value

FIXED INCOME FUNDS – 68.4%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	3,862	$38,004

MTB Short Duration Government Bond Fund,
Institutional I Shares	12,449	118,760

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	9,745	95,011

MTB U.S. Government Bond Fund,
Institutional I Shares	6,123	57,004

TOTAL FIXED INCOME FUNDS		$308,779

MONEY MARKET FUND – 12.6%
MTB Prime Money Market Fund,
Institutional Shares	56,914	56,914

TOTAL INVESTMENTS – 108.2%
(IDENTIFIED COST $494,861)		$488,772

OTHER ASSETS AND LIABILITIES – NET – (8.2)%		$(37,097)

TOTAL NET ASSETS – 100%		$451,675

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth II

At December 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Large Cap Stock Fund	16.9%

MTB Intermediate-Term Bond Fund	11.1%

MTB Large Cap Growth Fund	10.9%

MTB International Equity Fund	10.0%

MTB Short-Term Corporate Bond Fund	9.0%

MTB Large Cap Value Fund	7.9%

MTB U.S. Government Bond Fund	6.1%

MTB Short Duration Government Bond Fund	6.0%

MTB Small Cap Stock Fund	6.0%

MTB Prime Money Market Fund	5.1%

MTB Mid Cap Stock Fund	5.0%

MTB Mid Cap Growth Fund	3.0%

MTB Small Cap Growth Fund	3.0%

Other Assets and Liabilities – Net[2]	0.0%

TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	See Statements of Assets and Liabilities.
Description	Shares	Value

MUTUAL FUNDS – 100.0%[2]
EQUITY FUNDS – 62.7%
MTB International Equity Fund,
Institutional I Shares	431,819	$4,585,920

MTB Large Cap Growth Fund,
Institutional I Shares	624,296	4,981,884

MTB Large Cap Stock Fund,
Institutional I Shares	933,617	7,721,012

MTB Large Cap Value Fund,
Institutional I Shares	311,954	3,646,737

MTB Mid Cap Growth Fund,
Institutional I Shares	91,238	1,367,653

MTB Mid Cap Stock Fund,
Institutional I Shares	151,150	2,279,348

MTB Small Cap Growth Fund,
Institutional I Shares	76,121	1,361,799

MTB Small Cap Stock Fund,
Institutional I Shares	310,903	2,739,054

TOTAL EQUITY FUNDS		$28,683,407

Description	Shares	Value

FIXED INCOME FUNDS – 32.2%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	514,656	$5,064,217

MTB Short Duration Government Bond Fund,
Institutional I Shares	288,691	2,754,108

MTB Short-Term Corporate Bond Fund,
Institutional I Shares	423,700	4,131,071

MTB U.S. Government Bond Fund,
Institutional I Shares	296,458	2,760,025

TOTAL FIXED INCOME FUNDS		$14,709,421

MONEY MARKET FUND – 5.1%
MTB Prime Money Market Fund,
Institutional Shares	2,333,993	2,333,993

TOTAL INVESTMENTS – 100.0%
(IDENTIFIED COST $46,260,281)		$45,726,821

OTHER ASSETS AND LIABILITIES – NET – (0.0)%		$17,442

TOTAL NET ASSETS – 100%		$45,744,263

See Notes to Portfolios of Investments

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Aggressive Growth II

At December 31, 2005, the Fund’s portfolio composition1 was as follows:

Percentage of
Total Net Assets

MTB Large Cap Stock Fund	23.2%

MTB Large Cap Growth Fund	20.0%

MTB International Equity Fund	19.9%

MTB Large Cap Value Fund	13.7%

MTB Small Cap Stock Fund	7.3%

MTB Small Cap Growth Fund	6.3%

MTB Prime Money Market Fund	4.2%

MTB Mid Cap Growth Fund	3.2%

MTB Mid Cap Stock Fund	3.2%

MTB Intermediate-Term Bond Fund	2.1%

MTB Short Duration Government Bond Fund	2.1%

Others Assets and Liabilities – Net[2]	(5.2)%

TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2	See Statements of Assets and Liabilities.
Description	Shares	Value

MUTUAL FUNDS – 105.2%[2]
EQUITY FUNDS – 96.8%
MTB International Equity Fund,
Institutional I Shares	9,661	$102,599

MTB Large Cap Growth Fund,
Institutional I Shares	12,878	102,763

MTB Large Cap Stock Fund,
Institutional I Shares	14,407	119,146

MTB Large Cap Value Fund,
Institutional I Shares	6,034	70,535

MTB Mid Cap Growth Fund,
Institutional I Shares	1,083	16,230

MTB Mid Cap Stock Fund,
Institutional I Shares	1,076	16,231

MTB Small Cap Growth Fund,
Institutional I Shares	1,815	32,467

MTB Small Cap Stock Fund,
Institutional I Shares	4,290	37,793

TOTAL EQUITY FUNDS		$497,764

Description	Shares	Value

FIXED INCOME FUNDS – 4.2%
MTB Intermediate-Term Bond Fund,
Institutional I Shares	1,104	$10,859

MTB Short Duration Government Bond Fund,
Institutional I Shares	1,138	10,858

TOTAL FIXED INCOME FUNDS		$21,717

MONEY MARKET FUND – 4.2%
MTB Prime Money Market Fund,
Institutional Shares	21,739	21,739

TOTAL INVESTMENTS – 105.2%
(IDENTIFIED COST $554,494)		$541,220

OTHER ASSETS AND LIABILITIES – NET – (5.2)%		$(27,081)

TOTAL NET ASSETS – 100%		$514,139

See Notes to Portfolios of Investments

The categories of investments are shown as a percentage of total net assets at December 31, 2005
(1)	Non-income producing security.
(2)	Affiliated companies.

The following acronyms are used throughout this report: ADR—American Depository Receipt PLC—Public Limited Company

	Cost of
	Investments
	for Federal Tax	Total Net
MTB Fund	Purposes	Assets

Large Cap Growth Fund II	$4,801,076	$5,070,546
Large Cap Value Fund II	$5,629,425	$6,261,776
Managed Allocation Fund – Conservative Growth II	$497,045	$451,675
Managed Allocation Fund – Moderate Growth II	$46,285,974	$45,744,263
Managed Allocation Fund – Aggressive Growth II	$554,494	$514,139

See Notes which are an integral part of the Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

					Managed	Managed		Managed
	Large Cap		Large Cap		Allocation Fund–	Allocation Fund–		Allocation Fund–
	Growth		Value		Conservative	Moderate		Aggressive
December 31, 2005	Fund II		Fund II		Growth II	Growth II		Growth II

ASSETS:
Investments in securities, at value	$5,092,038	(a)	$6,280,574	(a)	$488,772 (a)	$45,726,821	(a)	$541,220	(a)
Income receivable	4,887		7,873		1,039	52,537		135
Receivable for shares sold	35		809		—	7,562		16,361
Receivable for reimbursement of expenses	5,680		—		—	—		—

TOTAL ASSETS	5,102,640		6,289,256		489,811	45,786,920		557,716

LIABILITIES:
Payable for investments purchased	—		—		14,117	—		16,361
Payable for shares redeemed	166		2,139		138	2,798		17
Payable for transfer and dividend disbursing agent fees and expenses	5,023		5,017		4,387	5,111		6,701
Payable for distribution services fee (Note 5)	1,083		1,333		95	9,730		97
Payable for shareholder services fee (Note 5)	433		533		38	3,892		39
Payable for auditing fees	13,427		13,437		13,487	13,528		13,569
Payable for printing and postage	1,261		—		2,017	2,623		2,053
Payable for portfolio accounting fees	2,252		2,297		740	2,269		1,427
Payable for Trustees’ fee	1,707		1,624		1,669	1,511		1,705
Payable for taxes	5,680		—		—	—		—
Accrued expenses	1,062		1,100		1,448	1,195		1,608

TOTAL LIABILITIES	32,094		27,480		38,136	42,657		43,577

NET ASSETS	$5,070,546		$6,261,776		$451,675	$45,744,263		$514,139

NET ASSETS CONSIST OF:
Paid in capital	$4,803,982		$5,505,682		$450,782	$44,484,418		$501,343
Net unrealized appreciation (depreciation) of investments	316,082		652,916		(6,089)		(533,460)	(13,274)
Accumulated net realized gain (loss) on investments	(49,833)		103,178		7,005	1,793,305		24,382
Undistributed (distributions in excess of) net investment income	315		—		(23)	—		1,688

TOTAL NET ASSETS	$5,070,546		$6,261,776		$451,675	$45,744,263		$514,139

SHARES OUTSTANDING, NO PAR VALUE,
UNLIMITED SHARES AUTHORIZED:	503,184		567,714		44,463	4,399,737		47,782

Net Asset Value, Offering Price and Redemption Proceeds Per Share:	$10.08		$11.03		$10.16	$10.40		$10.76

Investments, at identified cost	$4,775,956		$5,627,658		$494,861	$46,260,281		$554,494

(a) Including $135,192, $479,283, $488,772, $45,726,821 and $541,220 of investments in affiliated issuers, respectively (Note 5).

See Notes which are an integral part of the Financial Statements

STATEMENTS OF OPERATIONS

			Managed		Managed	Managed
	Large Cap	Large Cap	Allocation Fund–		Allocation Fund–	Allocation Fund–
	Growth	Value	Conservative		Moderate	Aggressive
Year Ended December 31, 2005	Fund II	Fund II	Growth II(a)		Growth II	Growth II(a)

INVESTMENT INCOME:
Dividends	$ 63,746(b)(c)	$100,527(b)(c)	$6,624	(b)	$983,351 (b)	$5,221 (b)

EXPENSES:
Investment advisory fee (Note 5)	41,627	39,168	401		109,075	361
Administrative personnel and services fee (Note 5)	3,141	3,583	100		27,978	88
Custodian fees	245	280	8		2,181	7
Transfer and dividend disbursing agent fees and expenses	11,046	10,998	6,969		9,821	9,287
Trustees’ fees	7,275	7,198	5,169		9,005	5,208
Auditing fees	13,396	13,420	13,486		14,365	13,569
Legal fees	4,264	4,404	4,146		7,152	4,178
Portfolio accounting fees	9,297	9,525	2,837		19,418	3,519
Distribution services fee (Note 5)	12,243	13,988	401		109,075	361
Shareholder services fee (Note 5)	3,422	3,966	160		29,793	144
Printing and postage	5,761	5,583	4,464		5,607	4,500
Insurance premiums	7,936	7,976	7,646		9,734	7,767
Taxes	5,680	—	—		—	—
Miscellaneous	2,156	1,926	1,180		1,140	1,148

TOTAL EXPENSES	127,489	122,015	46,967		354,344	50,137

WAIVERS AND REIMBURSEMENT (NOTE 5):
Waiver of investment advisory fee	(41,627)	(39,168)	(401)		(31,492)	(361)
Reimbursement of other operating expenses	(36,890)	(26,894)	(45,378)		—	(48,708)

TOTAL WAIVERS AND REIMBURSEMENT	(78,517)	(66,062)	(45,779)		(31,492)	(49,069)

Net expenses	48,972	55,953	1,188		322,852	1,068

Net investment income	14,774	44,574	5,436		660,499	4,153

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain (loss) on investments	(35,262)	129,691	(2,245	)(d)	23,233 (d)	54 (d)
Capital gain distributions received from other
investment companies	—	—	10,970		1,815,018	24,328
Net change in unrealized appreciation (depreciation)
of investments	138,748	422,001	(6,089)		(716,947)	(13,274)

Net realized and unrealized gain on investments	103,486	551,692	2,636		1,121,304	11,108

Change in net assets resulting from operations	$118,260	$596,266	$8,072		$1,781,803	$15,261

(a)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.
(b)	Including income received of $4,114, $7,612, $6,624, $983,351 and $5,221 on investments in affiliated issuers, respectively.
(c)	Net of foreign taxes withheld of $291 and $423, respectively.
(d)	Including realized gain (loss) of $(2,245), $23,233 and $54 on sales of investments in affiliated issuers, respectively.

See Notes which are an integral part of the Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth
		Fund II

	Year Ended		Year Ended
	December 31,		December 31,
	2005		2004

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$14,774		$22,061
Net realized gain (loss) on investments	(35,262)		269,357
Capital gain distributions from other investment companies	—		—
Net change in unrealized appreciation (depreciation) of investments	138,748		(97,102)

Change in net assets resulting from operations	118,260		194,316

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	(19,655)		(23,525)
Distributions from net realized gain on investments	(135,205)		—

Change in net assets resulting from distributions to shareholders	(154,860)		(23,525)

SHARE TRANSACTIONS:
Proceeds from sale of shares	1,298,353		1,808,838
Net asset value of shares issued to shareholders in payment of distributions declared	154,859		23,525
Cost of shares redeemed	(678,736)		(297,535)

Change in net assets resulting from share transactions	774,476		1,534,828

Change in net assets	737,876		1,705,619

NET ASSETS:
Beginning of period	$4,332,670		$2,627,051

End of period	$5,070,546		$4,332,670

Undistributed (Distributions in Excess of) net investment income included in net assets at end of period	$315		$5,256

(a) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.

See Notes which are an integral part of the Financial Statements

Large Cap Value–Fund II		Managed Allocation Fund– Conservative Growth II	Managed Allocation Fund– Moderate Growth II		Managed Allocation Fund– Aggressive Growth II

Year Ended	Year Ended	Period Ended(a)	Year Ended	Year Ended	Period Ended(a)
December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
2005	2004	2005	2005	2004	2005

$44,574	$46,567	$5,436	$660,499	$433,045	$4,153
129,691	479,346	(2,245)	23,233	2,693,819	54
—	—	10,970	1,815,018	906,378	24,328
422,001	(145,862)	(6,089)	(716,947)	(1,887,048)	(13,274)

596,266	380,051	8,072	1,781,803	2,146,194	15,261

(48,184)	(46,028)	(5,459)	(666,052)	(456,995)	(2,465)
(440,546)	—	(1,720)	(3,594,631)	(178,081)	—

(488,730)	(46,028)	(7,179)	(4,260,683)	(635,076)	(2,465)

1,546,915	1,853,288	532,684	7,190,032	17,512,566	502,070
488,730	46,027	7,179	4,260,683	635,075	2,465
(710,508)	(160,525)	(89,081)	(4,238,256)	(1,926,580)	(3,192)

1,325,137	1,738,790	450,782	7,212,459	16,221,061	501,343

1,432,673	2,072,813	451,675	4,733,579	17,732,179	514,139

$4,829,103	$2,756,290	$—	$41,010,684	$23,278,505	$—

$6,261,776	$4,829,103	$451,675	$45,744,263	$41,010,684	$514,139

$—	$3,610	$(23)	$—	$5,559	$1,688

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

		Net Asset			Net Realized		Distributions	Distributions
		Value,	Net		and Unrealized	Total from	from Net	from Net
Year Ended		beginning	Investment		Gain (Loss) on	Investment	Investment	Realized Gain	Total
December 31,		of period	Income		Investments	Operations	Income	on Investments	Distributions

LARGE CAP GROWTH FUND II

2002	(c)	$10.00	0.01		(1.66)	(1.65)	—	—	—
2003		$8.35	0.03		1.42	1.45	(0.02)	—	(0.02)
2004		$9.78	0.05		0.45	0.50	(0.06)	—	(0.06)
2005		$10.22	0.03		0.16	0.19	(0.04)	(0.29)	(0.33)
LARGE CAP VALUE FUND II

2002	(c)	$10.00	0.04		(2.32)	(2.28)	(0.02)	—	(0.02)
2003		$7.70	0.09	(e)	2.47	2.56	(0.08)	—	(0.08)
2004		$10.18	0.11		0.86	0.97	(0.12)	—	(0.12)
2005		$11.03	0.08		0.94	1.02	(0.09)	(0.93)	(1.02)
MANAGED ALLOCATION FUND – CONSERVATIVE GROWTH II

2005	(f)	$10.00	0.23	(e)	0.09	0.32	(0.12)	(0.04)	(0.16)
MANAGED ALLOCATION FUND – MODERATE GROWTH II

2002	(g)	$10.00	0.10	(e)	(0.78)	(0.68)	(0.03)	—	(0.03)
2003		$9.29	0.11	(e)	1.46	1.57	(0.09)	(0.11)	(0.20)
2004		$10.66	0.12		0.50	0.62	(0.13)	(0.07)	(0.20)
2005		$11.08	0.15		0.24	0.39	(0.16)	(0.91)	(1.07)
MANAGED ALLOCATION FUND – AGGRESSIVE GROWTH II

2005	(f)	$10.00	0.20	(e)	0.62	0.82	(0.06)	—	(0.06)
(a)	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

(b)	This voluntary expense decrease is reflected in both the net expense and net investment income ratios shown above.
(c)	Reflects operations for the period from May 31, 2002 (date of initial public investment) to December 31, 2002.
(d)	Computed on an annualized basis.
(e)	Based on average shares outstanding.
(f)	Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005.
(g)	Reflects operations for the period from June 17, 2002 (date of initial public investment) to December 31, 2002.

See Notes which are an integral part of the Financial Statements

		Ratios to Average Net Assets

Net Asset Value, end of period	Total Return(a)	Expenses		Net Investment Income		Expense Waiver/ Reimbursement(b)		Net Assets, end of period (000 omitted)	Portfolio Turnover Rate

$8.35	(16.50)%	1.00	%(d)	0.32	%(d)	2.80	%(d)	$1,304	35%
$9.78	17.35%	1.00%		0.37%		1.45%		$2,627	45%
$10.22	5.15%	1.00%		0.64%		1.89%		$4,333	111%
$10.08	2.02%	1.00%		0.30%		1.60%		$5,071	65%

$7.70	(22.79)%	1.00	%(d)	0.98	%(d)	2.98	%(d)	$1,293	18%
$10.18	33.45%	1.00%		1.01%		1.23%		$2,756	26%
$11.03	9.58%	1.00%		1.22%		1.61%		$4,829	126%
$11.03	10.29%	1.00%		0.80%		1.18%		$6,262	13%

$10.16	3.24%	0.74	%(d)	3.40	%(d)	28.66	%(d)	$452	35%

$9.29	(6.79)%	0.74	%(d)	2.03	%(d)	1.03	%(d)	$6,623	8%
$10.66	17.29%	0.74%		1.08%		0.28%		$23,279	17%
$11.08	5.94%	0.74%		1.37%		0.06%		$41,011	109%
$10.40	4.00%	0.74%		1.51%		0.07%		$45,744	14%

$10.76	8.18%	0.74	%(d)	2.89	%(d)	34.13	%(d)	$514	1%

NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds
December 31, 2005

1. ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 35 portfolios (individually referred to as the “Fund”, or collectively as the “Funds”). The Funds in this report are made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Funds are presented herein:

Portfolio Name	Investment Objective
MTB Large Cap Growth Fund II (Large Cap Growth Fund II)	Seeks to provide capital appreciation.
MTB Large Cap Value Fund II (Large Cap Value Fund II)	Seeks to provide capital appreciation. Current income is a secondary, non-fundamental consideration.
MTB Managed Allocation Fund – Conservative Growth II (Conservative Growth Fund II)	Seeks capital growth and, secondarily, income.
MTB Managed Allocation Fund – Moderate Growth II (Moderate Growth Fund II)	Seeks capital appreciation and income.
MTB Managed Allocation Fund – Aggressive Growth II (Aggressive Growth Fund II)	Seeks capital appreciation.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuations – Listed equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either on a national securities exchange or the over-the-counter), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Moderate Growth Fund II, Aggressive Growth Fund II and Conservative Growth Fund II invest solely in shares of other funds within the Trust.

Investment Income, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared quarterly and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Federal Taxes – It is the policy of the Funds to comply with the Subchapter M provisions of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal income tax are necessary. Withholding taxes, and where appropriate deferred withholding taxes, on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other – Investment transactions are accounted for on a trade date basis. Realized gains and losses from investments are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Large Cap Growth Fund II
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	Shares	Shares

Shares sold	131,226	182,816
Shares issued to shareholders in payment of distributions declared	16,031	2,368
Shares redeemed	(67,837)	(30,053)

Net change resulting from share transactions	79,420	155,131

	Large Cap Value Fund II
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	Shares	Shares

Shares sold	147,485	178,213
Shares issued to shareholders in payment of distributions declared	48,727	4,392
Shares redeemed	(66,263)	(15,491)

Net change resulting from share transactions	129,949	167,114

	Conservative Growth Fund II
	Period Ended
	December 31, 2005[1]
	Shares

Shares sold	52,589
Shares issued to shareholders in payment of distributions declared	708
Shares redeemed	(8,834)

Net change resulting from share transactions	44,463

	Moderate Growth Fund II
	Year Ended	Year Ended
	December 31, 2005	December 31, 2004
	Shares	Shares

Shares sold	684,615	1,640,810
Shares issued to shareholders in payment of distributions declared	424,685	59,112
Shares redeemed	(411,558)	(182,336)

Net change resulting from share transactions	697,742	1,517,586

Aggressive Growth Fund II
Period Ended
December 31, 2005[1]
Shares

Shares sold	47,858
Shares issued to shareholders in payment of distributions declared	229
Shares redeemed	(305)

Net change resulting from share transactions	47,782

(1) Reflects operations for the period from May 3, 2005 (date of initial public investment) to December 31, 2005

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments of deferral of losses on wash sales.

The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004, was as follows:

		2005			2004
	Ordinary		Long-Term	Ordinary		Long-Term
Fund Name	Income[1]		Capital Gains	Income[1]		Capital Gains

Large Cap Growth Fund II	$22,713		$132,147	$23,525		$—
Large Cap Value Fund II	96,258		392,472	46,028		—
Conservative Growth II	6,555		624	—		—
Moderate Growth Fund II	959,152		3,301,531	456,995		178,081
Aggressive Growth II	2,465		—	—		—

(1) For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

				Net Unrealized
	Cost of	Unrealized	Unrealized	Appreciation
Fund Name	Investments	Appreciation	Depreciation	(Depreciation)

Large Cap Growth Fund II	$4,801,076	$451,466	$160,504	$290,962
Large Cap Value Fund II	5,629,425	824,546	173,397	651,149
Conservative Growth II	497,045	124	8,397	(8,273)
Moderate Growth Fund II	46,285,974	342,213	901,366	(559,153)
Aggressive Growth II	554,494	2,496	15,770	(13,274)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the tax deferral of losses on wash sales.

For federal income tax purposes, the following amounts apply as of December 31, 2005:

		Undistributed	Unrealized
	Undistributed	Long-Term	Appreciation	Capital Loss
Fund Name	Ordinary Income	Capital Gain	(Depreciation)	Carryforward

Large Cap Growth Fund II	$315	$—	$290,962	$(24,714)
Large Cap Value Fund II	44,554	60,392	651,149	—
Conservative Growth II	—	9,189	(8,273)	—
Moderate Growth Fund II	46,721	1,772,277	(559,153)	—
Aggressive Growth II	1,742	24,328	(13,274)	—

At December 31, 2005, Large Cap Growth Fund II had a capital loss carryforward of ($24,714) which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2013.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fee – MTB Investment Advisors, Inc. (the “Advisor”), receives for its services an annual investment advisor fee based on a percentage of each Fund’s average daily net assets (see below). The Advisor may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Funds. The Advisor can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion.

Fund Name	Annual Rate

Large Cap Growth Fund II	0.85%
Large Cap Value Fund II	0.70%
Conservative Growth Fund II	0.25%
Moderate Growth Fund II	0.25%
Aggressive Growth Fund II	0.25%

Sub-Advisory Fee – Effective December 8, 2004, NWQ Investment Management Company LLC (NWQ) became the sub-advisor of Large Cap Value Fund II, and receives for its services an allocable portion of the advisory fee that the Advisor receives from Large Cap Value Fund II. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. NWQ’s fee is paid by the Advisor and not by the Fund. The sub-advisor is paid by the Advisor as follows: 0.45% of the average daily net assets of the Large Cap Value Fund II.

Administrative Fee – Federated Services Company (FServ) and M&T Securities, Inc. (M&T Securities) serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. Administrative services were provided for an aggregate annual fee as specified below:

Fees payable to FServ

Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $2 billion
0.03%	on the next $2 billion
0.02%	on the next $3 billion
0.0125%	on the next $3 billion
0.01%	on assets in excess of $10 billion

Fees payable to M&T Securities
Average Aggregate Daily Net Assets
Maximum Fee	of the MTB Group of Funds

0.04%	on the first $5 billion
0.03%	on the next $2 billion
0.0175%	on the next $3 billion
0.015%	on assets in excess of $10 billion

FServ and M&T Securities may each voluntarily choose to waive any portion of its fee. FServ and M&T Securities can each modify or terminate its voluntary waiver at any time at its sole discretion.

Distribution Services Fee – The Trust has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Edgewood Securities, Inc. (Edgewood), the principal distributor, from the daily net assets of the Fund’s Shares to finance activities intended to result in the sale of these shares. The Plan provides that each Fund may incur distribution expenses and/or recordkeeping and administrative expenses of 0.25% of average daily net assets, annually, to compensate Edgewood. Edgewood may voluntarily choose to waive any portion of its fee. Edgewood can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to Edgewood and Edgewood will use the fees to compensate investment professionals. For the fiscal year ended December 31, 2005 Edgewood did not retain any fees paid by the Funds.

Edgewood is a wholly-owned subsidiary of Federated Investors, Inc.

Shareholder Services Fee – The Trust has adopted a Shareholder Services Plan (the “Plan”) administered by FServ. This Plan is designed to compensate broker/dealers and other participating financial institutions and other persons (“Providers”) for providing services to the Fund and its shareholders. Under the terms of the Plan, the Funds may incur shareholder services expenses at an annual rate not to exceed 0.10% of average daily net assets. Any payments made by the Funds to any Provider will be made pursuant to the Plan entered into by FServ on behalf of the Fund and the Provider. FServ and any Provider may voluntarily choose to waive any portion of its fee with respect to the Funds. FServ and any Provider can modify or terminate this voluntary waiver at any time at its sole discretion. For the fiscal year ended December 31, 2005, FServ did not retain any fees paid by the Funds.

Other Affiliated Parties and Transactions – Pursuant to a Securities and Exchange Commission exemption in the Act (section 12(d)(1)(J) for Large Cap Growth Fund II and Large Cap Value Fund II and section 12(d)(1)(G) for Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) the Funds may invest in certain affiliated funds which are advised by the Advisor. Income earned by the Funds is recorded as income in the accompanying financial statements as follows:

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Large Cap Growth	MTB Money Market Fund	$586
Fund II	MTB Prime Money Market Fund	3,528

	Total	$4,114

Large Cap Value	MTB Money Market Fund	$346
Fund II	MTB Prime Money Market Fund	7,266

	Total	$7,612

Conservative	MTB Equity Income Fund	$732
Growth Fund II	MTB International Equity Fund	561
	MTB Large Cap Stock Fund	469
	MTB Large Cap Value Fund	218
	MTB Mid Cap Stock Fund	630
	MTB Intermediate-Term Bond Fund	488
	MTB Short Duration Government
	Bond Fund	1,240
	MTB Short-Term Corporate Bond Fund	967
	MTB U.S. Government Bond Fund	751
	MTB Prime Money Market Fund	568

	Total	$6,624

		Income
		from
		Affiliated
Fund Name	Affiliated Fund Name	Issuers

Moderate Growth	MTB International Equity Fund	$86,598
Fund II	MTB Large Cap Growth Fund	8,831
	MTB Large Cap Stock Fund	124,855
	MTB Large Cap Value Fund	48,435
	MTB Mid Cap Stock Fund	155,828
	MTB Intermediate-Term Bond Fund	200,676
	MTB Short Duration Government
	Bond Fund	74,774
	MTB Short-Term Corporate Bond Fund	110,333
	MTB U.S. Government Bond Fund	110,428
	MTB Institutional Prime
	Money Market Fund	62,593

	Total	$983,351

Aggressive Growth	MTB International Equity Fund	$1,643
Fund II	MTB Large Cap Growth Fund	155
	MTB Large Cap Stock Fund	1,495
	MTB Large Cap Value Fund	557
	MTB Mid Cap Stock Fund	900
	MTB Intermediate-Term Bond Fund	113
	MTB Short Duration Government
	Bond Fund	92
	MTB Prime Money Market Fund	266

	Total	$5,221

General – Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies that provide services to the Funds.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the fiscal year ended December 31, 2005 were as follows:

Fund Name	Purchases	Sales

Large Cap Growth Fund II	$3,733,639	$3,092,633
Large Cap Value Fund II	1,695,038	692,875
Conservative Growth Fund II	514,636	88,562
Moderate Growth Fund II	11,255,572	5,567,728
Aggressive Growth Fund II	519,858	3,518

7. LINE OF CREDIT

The Funds (except Conservative Growth Fund II, Moderate Growth Fund II and Aggressive Growth Fund II) entered into a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank and Trust Company. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% per annum over the Federal Funds Rate. The LOC includes a commitment fee of 0.10% per annum on the daily unused portion. For the fiscal year ending December 31, 2005, the funds did not utilize this line of credit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES
AND SHAREHOLDERS OF
MTB GROUP OF FUNDS

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation – Conservative Growth II, MTB Managed Allocation – Moderate Growth II, and MTB Managed Allocation Fund – Aggressive Growth II (five of the portfolios constituting MTB Group of Funds) (the “Funds”), as of December 31, 2005, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the MTB Large Cap Growth Fund II, MTB Large Cap Value Fund II, MTB Managed Allocation – Conservative Growth II, MTB Managed Allocation –Moderate Growth II, and MTB Managed Allocation Fund – Aggressive Growth II portfolios of the MTB Group of Funds at December 31, 2005, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

BOARD OF TRUSTEES AND TRUST OFFICERS

The following tables give information about each Board member and the senior officers of the Trust. The tables separately list Board members who are “interested persons” of the Fund (i.e., “Interested” Board members) and those who are not (i.e., “Independent” Board members). The Trust is comprised of 35 funds and is the only investment company in the Fund complex. Unless otherwise noted, each Board member oversees all portfolios of the Trust and serves for an indefinite term. The Trust’s Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge and upon request, by calling 1-800-836-2211.

INTERESTED TRUSTEE BACKGROUND

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Mark J. Czarnecki†	Principal Occupations: Executive Vice President, Manufacturers and Traders Trust
Manufacturers and Traders Trust Company	Company (“M&T Bank”), division head for M&T Bank’s investment group.
One M&T Plaza
Buffalo, NY 14203	Other Directorships Held: None
Birth date: November 3, 1955
TRUSTEE
Began serving: August 2000

†Mark J. Czarnecki is “interested” due to positions he holds with M&T Bank, the parent of the Funds’ advisor. INDEPENDENT TRUSTEES BACKGROUND
Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Joseph J. Castiglia	Principal Occupations: Chairman of the Board, HealthNow Systems, Inc. and
Roycroft Campus	HealthNow New York, Inc. (health care company); and former President, Chief Exec-
21 South Grove Street, Suite 291	utive Officer and Vice Chairman, Pratt & Lambert United, Inc. (manufacturer of
East Aurora, NY 14052	paints and chemical specialties).
Birth date: July 20, 1934
CHAIRMAN AND TRUSTEE	Other Directorships Held: The Energy East Corp.
Began serving: February 1988

John S. Cramer	Principal Occupations: Retired.
4216 Jonathan Lane
Harrisburg, PA 17110	Other Directorships Held: Highmark Blue Cross Blue Shield; Chek-Med Corporation.
Birth date: February 22, 1942
TRUSTEE	Previous Position: President Emeritus, Pinnacle Health Systems (health care).
Began serving: December 2000

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s), Previous Positions and Other Directorships Held

Daniel R. Gernatt, Jr.	Principal Occupations: President and CFO, Gernatt Asphalt Products, Inc.;
Richardson & Taylor Hollow Roads	Executive Vice President, Dan Gernatt Gravel Products, Inc.; Vice President,
Collins, NY	Country Side Sand & Gravel, Inc.
Birth date: July 14, 1940
TRUSTEE	Other Directorships Held: None
Began serving: February 1988

William H. Cowie, Jr.	Principal Occupations: Retired.
1408 Ruxton Road
Baltimore, MD	Other Directorships Held: None
Birth date: January 24, 1931
TRUSTEE	Previous Position: Vice Chairman of Signet Banking Corp.
Began serving: September 2003

Richard B. Seidel	Principal Occupations: Chairman and Director (since 1995) of Girard Partners,
770 Hedges Lane	a registered broker-dealer.
Strafford, PA
Birth date: April 20, 1941	Other Directorships Held: None
TRUSTEE
Began serving: September 2003

Dr. Marguerite D. Hambleton	Principal Occupations: Chairman, Federal Reserve (Buffalo Branch); Board
62 LaNoche Court	Member, Western New York Public Broadcasting; Trustee, Canisius College; Retired
Buffalo, NY	President and CEO of AAA Western and Central New York.
Birth date: February 19, 1943
TRUSTEE	Other Directorships Held: None
Began serving: September 2005

OFFICERS

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s) and Previous Positions

Charles L. Davis	Principal Occupations: Vice President, Managing Director of Mutual Fund Services,
Federated Investors Tower	Federated Services Company; and President, Edgewood Services, Inc.
Pittsburgh, PA
Birth date: March 23, 1960	Previous Positions: President, Federated Clearing Services; and Director, Business
CHIEF EXECUTIVE OFFICER	Development Mutual Fund Services, Federated Services Company.
Began serving: December 2002

Carl W. Jordan	Principal Occupations: Senior Vice President, M&T Bank, 2001-Present;
One M&T Plaza	Administrative Vice President, M&T Bank, 1995-2001.
Buffalo, NY
Birth date: January 2, 1955
PRESIDENT
Began serving: May 2001

Kenneth G. Thompson	Principal Occupations: Administrative Vice President, M&T Bank, 2002-Present;
100 East Pratt Street	Vice President, M&T Bank, 1999-2002; Regional Sales Manager, M&T Securities,
Baltimore, MD	Inc., 1995-1999.
Birth date: September 4, 1964
VICE PRESIDENT
Began serving: May 2001

Philip R. Carbone	Principal Occupations: Vice President, Director of Distribution for Proprietary
100 East Pratt Street, 15th floor	Products, M&T Securities, since 2003; Manager, Vision Shareholder Services and
Baltimore, MD	Discount Brokerage, 1998-2002.
Birth date: July 27, 1954
VICE PRESIDENT	Previous Positions: Regional Sales Manager, M&T Securities, Inc., 1995-1998.
Began Serving: September 2003

Scot A. Millen	Principal Occupations: Vice President, Product Manager, M&T Securities, since
100 East Pratt Street, 15th floor	2002; Executive Associate, M&T Investment Group, 2001-2002; Summer Associate,
Baltimore, MD	M&T Investment Group, 2000.
Birth date: February 22, 1969
VICE PRESIDENT
Began Serving: September 2003

Name
Address
Birth Date
Positions Held with Trust
Length of Time Served	Principal Occupation(s) and Previous Positions

Judy Mackin	Principal Occupations: Vice President, Mutual Fund Services Division, Federated
Federated Investors Tower	Services Company.
Pittsburgh, PA
Birth date: May 30, 2005
VICE PRESIDENT AND ASSISTANT TREASURER
Began serving: March 2005

Richard N. Paddock	Principal Occupations: Principal Financial Officer and Treasurer of the MTB Group
Federated Investors Tower	of Funds; Vice President, Federated Administrative Services.
Pittsburgh, PA
Birth date: October 25, 1963
TREASURER
Began serving: January 2006

Thomas R. Rus	Principal Occupations: Chief Compliance Officer, MTB Group of Funds, MTB
100 East Pratt St, 17th Floor	Investment Advisor, Inc. and Zirkin-Cutler Investments, Inc.
Baltimore, MD
Birth date: October 11, 1959	Previous Positions: Vice President and Associate Counsel, M&T Bank 2003-2004;
CHIEF COMPLIANCE OFFICER	Vice President and Trust Counsel, All First Financial, Inc. 1995-2003.
Began serving: September 2004

Steven Friedman	Principal Occupation: Anti-Money Laundering Compliance Officer of the Fund.
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Senior Vice President, Parkvale Bank.
Birth date: May 12, 1950
AML COMPLIANCE OFFICER
Began serving: December 2005

C. Grant Anderson	Principal Occupation: Counsel, Reed Smith LLP (since October 2002).
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Corporate Counsel, Federated Investors, Inc.; Vice President,
Birth date: November 6, 1940	Federated Services Company.
SECRETARY
Began serving: December 2000

Victor R. Siclari	Principal Occupation: Partner, Reed Smith LLP (since October 2002).
Federated Investors Tower
Pittsburgh, PA	Previous Positions: Senior Corporate Counsel and Vice President, Federated
Birth date: November 17, 1961	Services Company (prior to October 2002).
ASSISTANT SECRETARY
Began serving: May 2000; Secretary from
August 11, 1995 to May 11, 2000; Assistant
Secretary from May 11, 2000 to present.

Variable investment options are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds’ prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on “Form N-PX” of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through MTB Fund’s website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link to Form N-PX. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their Portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q”. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 1-800-SEC-0330 for information on the operation of the Public Reference Room).

[Logo of MTB Group of Funds]

Investment Advisor
     MTB Investment Advisors, Inc.
     100 E. Pratt Street
     17th Floor
     Baltimore, MD 21202

Distributor
     Edgewood Services, Inc.
     5800 Corporate Drive
     Pittsburgh, PA 15237-5829

Co-Administrator
     M&T Securities, Inc.
     One M&T Plaza
     Buffalo, NY 14203

Co-Administrator
     Federated Services Company
     Federated Investors Tower
     1001 Liberty Avenue
     Pittsburgh, PA 15222-3779

Sub Adviser to
MTB Large Cap Value Fund II
     NWQ Investment Management Company LLC
     2049 Century East
     Los Angeles, CA 90067

Custodian and Fund Accountant
     State Street Corporation
     P.O. Box 8609
     Boston, MA 02266-8609

Independent Registered
Public Accounting Firm
     Ernst & Young LLP
     200 Clarendon Street
     Boston, MA 02116-5072

Transfer Agent and
Dividend Disbursing Agent
     Boston Financial Data Services, Inc.
     2 Heritage Drive
     North Quincy, MA 02171

We are pleased to send you this Annual Report of MTB Group of Funds. The Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send an Annual Report to each person listed as a shareholder, you (or your household)
may receive more than one Annual Report.

Cusip 55376T734
Cusip 55376T650
Cusip 55376V812
Cusip 55376V820
Cusip 55376T577
28135 (2/06)

[Logo of MTB Group of Funds]

1-800-836-2211 / mtbfunds.com

MTB FUNDS
100 EAST PRATT STREET, 15TH FLOOR
BALTIMORE, MD 21202

MTB-AR-008-0206

Item 2.     Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Joseph J. Castiglia, William H.
Cowie, Jr., John S. Cramer and Richard B. Seidel.

Item 4.     Principal Accountant Fees and Services

            (a) Audit Fees billed to the registrant for the two most recent fiscal years:

                        Fiscal year ended 2005 - $473,500

                        Fiscal year ended 2004 - $435,600

(b) Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $11,000 and $11,000
      respectively. Issuance of consents in relation to form N-1A and N-14 filings.

(c) Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d) All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2005 - $0

                  Fiscal year ended 2004 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman. The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)   The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues
                  paid by the registrant, the registrant's adviser (not
                  including any sub-adviser whose role is primarily
                  portfolio management and is subcontracted with or
                  overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with
                  the investment adviser that provides ongoing services to
                  the registrant to its accountant during the fiscal year
                  in which the services are provided;
(2)   Such services were not recognized by the registrant, the registrant's adviser (not including any sub-adviser whose role is
                  primarily portfolio management and is subcontracted with
                  or overseen by another investment adviser), and any
                  entity controlling, controlled by, or under common
                  control with the investment adviser that provides ongoing
                  services to the registrant  at the time of the engagement
                  to be non-audit services; and
(3)               Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C)
of Rule 2-01 of Regulation S-X:

            4(b)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2005 - 0%

            Fiscal year ended 2004 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2005 - $11,000

            Fiscal year ended 2004 - $11,000

(h) The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment
            Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  MTB Group of Funds

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer
                            (insert name and title)

Date        February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ Charles L. Davis, Jr.
            Charles L. Davis, Jr., Principal Executive Officer

Date        February 24, 2006

By          /S/ Richard N. Paddock
            Richard N. Paddock, Principal Financial Officer

Date        February 24, 2006